Expense Example - FidelityHedgedEquityFund-AMCIZPRO - FidelityHedgedEquityFund-AMCIZPRO - Fidelity Hedged Equity Fund	Apr. 01, 2023 USD ($)
Fidelity Advisor Hedged Equity Fund - Class I
Expense Example:
1 year	$ 56
3 years	442
Fidelity Advisor Hedged Equity Fund - Class Z
Expense Example:
1 year	51
3 years	427
Fidelity Advisor Hedged Equity Fund - Class C
Expense Example:
1 year	258
3 years	748
Fidelity Advisor Hedged Equity Fund - Class M
Expense Example:
1 year	453
3 years	925
Fidelity Advisor Hedged Equity Fund - Class A
Expense Example:
1 year	652
3 years	$ 1,065